January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Energy - Alternate Sources — 0.2%
NextEra Energy Partners LP, 2.50%, 06/15/26(a)	$199	$195,279
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28	87	88,284
Media — 0.1%
Cable One, Inc., 1.13%, 03/15/28	71	53,960
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP, 1.88%, 11/15/29(a)	11	11,365
Semiconductors — 0.0%
ON Semiconductor Corp., 0.50%, 03/01/29	38	37,117
Total Convertible Bonds — 0.4% (Cost: $392,465)		386,005
Corporate Bonds & Notes
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	USD310	323,269
7.50%, 06/01/29(a)(b)	USD150	148,428
7.50%, 03/15/33(a)	USD343	364,450
7.75%, 04/15/28(a)	USD82	82,026
7.88%, 04/01/30(a)	USD77	81,071
CMG Media Corp., 8.88%, 06/18/29(a)(b)	USD9	7,797
Lamar Media Corp., 5.38%, 11/01/33(a)	USD42	41,890
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	USD39	40,045
9.50%, 02/15/33(a)	USD81	82,479
10.38%, 05/15/31(a)	USD49	51,807
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD111	108,344
4.63%, 03/15/30(a)(b)	USD17	16,600
5.00%, 08/15/27(a)	USD25	24,995
7.38%, 02/15/31(a)	USD22	23,170
		1,396,371
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD17	17,595
ATI, Inc.
5.13%, 10/01/31	USD90	90,142
7.25%, 08/15/30(b)	USD43	45,077
Bombardier, Inc.
6.75%, 06/15/33(a)	USD167	175,415
7.00%, 06/01/32(a)(b)	USD38	39,889
7.25%, 07/01/31(a)(b)	USD11	11,678
8.75%, 11/15/30(a)	USD12	12,860
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD200	203,884
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD38	39,027
TransDigm, Inc.
6.00%, 01/15/33(a)	USD226	230,270
6.25%, 01/31/34(a)(b)	USD34	35,138
6.38%, 05/31/33(a)	USD484	492,718
6.63%, 03/01/32(a)	USD201	207,829
6.75%, 01/31/34(a)	USD490	507,158
		2,108,680
Agriculture — 0.0%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	USD21	21,280
Security	Par (000)	Value
Airlines — 0.2%
American Airlines, Inc., 8.50%, 05/15/29(a)	USD42	$43,827
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD7	6,568
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	USD56	56,244
OneSky Flight LLC, 8.88%, 12/15/29(a)	USD35	37,423
United Airlines Holdings, Inc., 5.38%, 03/01/31	USD69	69,685
		213,747
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(c)	USD211	231,962
Crocs, Inc., 4.13%, 08/15/31(a)(b)	USD20	18,304
Levi Strauss & Co., 3.50%, 03/01/31(a)	USD49	45,823
		296,089
Auto Manufacturers — 0.6%
Allison Transmission, Inc., 5.88%, 12/01/33(a)	USD74	75,047
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD174	173,517
Nissan Motor Co. Ltd., 7.75%, 07/17/32(a)	USD200	211,075
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	USD37	34,928
		494,567
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(a)	USD30	30,609
7.75%, 10/15/33(a)	USD31	31,890
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	120,431
6.75%, 02/15/30(a)	USD197	206,088
6.75%, 09/15/32(a)	USD247	255,652
Dana, Inc.
4.25%, 09/01/30(b)	USD8	7,642
4.50%, 02/15/32(b)	USD12	11,349
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.75%, 05/31/32(a)	USD33	34,937
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31	USD4	3,850
6.63%, 07/15/30(b)	USD18	18,377
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	USD79	80,478
6.25%, 08/15/33(a)	USD38	39,220
Tenneco, Inc., 8.00%, 11/17/28(a)	USD69	69,411
		909,934
Banks — 2.7%
Bank of America Corp.
6.25%, (5-year CMT + 2.35%)(b)(d)(e)	USD162	164,892
6.63%, (5-year CMT + 2.68%)(d)(e)	USD174	180,789
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.77%)(d)(e)	USD360	409,411
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(e)	USD123	122,179
Citigroup, Inc.
6.63%, , (5-year CMT + 3.00%)(d)(e)	USD55	56,005
6.88%, (5-year CMT + 2.89%)(e)	USD122	124,630
Series CC, 7.13%, (5-year CMT + 2.69%)(d)(e)	USD155	160,422
Series EE, 6.75%, (5-year CMT + 2.57%)(d)(e)	USD113	115,232
Series FF, 6.95%, (5-year CMT + 2.73%)(d)(e)	USD46	47,386
Goldman Sachs Group, Inc.(The)
6.85%, (5-year CMT + 2.46%)(b)(d)(e)	USD134	139,650
Series Y, 6.13%, (10-year CMT + 2.40%)(d)(e)	USD115	117,170

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The), Series W, 6.25%, (7-year CMT + 2.81%)(d)(e)	USD17	$17,558
UBS Group AG
7.00%, , (5-year USD ICE Swap + 3.29%)(a)(d)(e)	USD200	203,271
7.13%, , (5-year USD ICE Swap + 3.17%)(a)(d)(e)	USD200	204,933
9.25%, (5-year CMT + 4.76%)(a)(d)(e)	USD200	233,916
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	USD22	22,552
Wells Fargo & Co., 6.85%, (5-year CMT + 2.77%)(b)(d)(e)	USD36	37,650
		2,357,646
Biotechnology — 0.2%
Genmab A/S, 7.25%, 12/15/33(a)	USD200	211,672
Building Materials — 1.9%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	USD36	37,863
Builders FirstSource, Inc.
6.38%, 03/01/34(a)	USD11	11,382
6.75%, 05/15/35(a)(b)	USD50	52,532
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	USD440	455,434
6.75%, 07/15/31(a)	USD52	54,556
Jeld-Wen, Inc.
4.88%, 12/15/27(a)(b)	USD54	47,455
7.00%, 09/01/32(a)	USD22	13,780
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28(a)	USD35	35,009
9.75%, 07/15/28(a)(b)	USD87	87,435
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	USD234	242,680
6.75%, 03/01/33(a)	USD134	139,208
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)	USD60	59,942
6.25%, 08/01/33(a)	USD299	305,625
6.50%, 08/15/32(a)	USD31	31,965
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	USD34	31,377
4.38%, 07/15/30(a)	USD30	28,941
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	USD58	52,978
		1,688,162
Chemicals — 3.0%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25 % PIK)(a)(c)	USD109	89,229
Celanese U.S. Holdings LLC
6.75%, 04/15/33	USD29	29,376
7.00%, 02/15/31	USD6	6,137
7.38%, 02/15/34(b)	USD45	45,791
Chemours Co.(The)
4.63%, 11/15/29(a)	USD17	15,852
5.38%, 05/15/27	USD88	88,581
5.75%, 11/15/28(a)	USD223	221,153
Element Solutions, Inc., 3.88%, 09/01/28(a)	USD177	172,513
Ingevity Corp., 3.88%, 11/01/28(a)(b)	USD41	39,877
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD200	198,099
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	USD27	27,193
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	USD33	34,030
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	USD36	35,730
Security	Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	USD200	$205,010
Series 144*, 7.25%, 02/15/33(a)	USD400	398,444
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	USD156	156,006
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD60	59,040
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	USD106	106,560
WR Grace Holdings LLC
5.63%, 08/15/29(a)	USD339	323,975
6.63%, 08/15/32(a)	USD244	242,652
7.00%, 08/01/33(a)	USD68	68,085
7.38%, 03/01/31(a)	USD62	63,286
		2,626,619
Commercial Services — 6.6%
ADT Security Corp. (The), 5.88%, 10/15/33(a)	USD132	133,814
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	USD200	208,452
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD607	638,821
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)	USD400	396,602
6.88%, 06/15/30(a)	USD266	276,243
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(a)	USD200	197,294
APi Group DE, Inc., 4.13%, 07/15/29(a)	USD52	50,570
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD200	203,808
Block, Inc.
2.75%, 06/01/26	USD66	65,609
5.63%, 08/15/30(a)	USD60	61,071
6.00%, 08/15/33(a)	USD108	110,320
6.50%, 05/15/32	USD140	145,454
Brink's Co.(The)
6.50%, 06/15/29(a)	USD9	9,285
6.75%, 06/15/32(a)	USD86	89,519
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD68	64,177
4.88%, 07/01/29(a)(b)	USD191	164,177
Deluxe Corp., 8.13%, 09/15/29(a)	USD19	19,937
Garda World Security Corp.
7.75%, 02/15/28(a)	USD61	62,297
8.25%, 08/01/32(a)	USD173	176,783
8.38%, 11/15/32(a)	USD355	364,466
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	USD32	32,227
6.00%, 03/15/34(a)	USD33	33,167
7.00%, 06/15/30(a)	USD63	66,123
7.25%, 06/15/33(a)(b)	USD235	248,703
Hertz Corp. (The), 12.63%, 07/15/29(a)(b)	USD21	21,138
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD403	353,437
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	USD43	43,091
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD169	175,878
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	USD104	105,181
Service Corp. International/U.S.
4.00%, 05/15/31	USD50	47,581
5.75%, 10/15/32	USD143	145,268

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR100	$120,698
6.75%, 08/15/32(a)	USD275	280,553
Sotheby's, 7.38%, 10/15/27(a)	USD200	199,224
Team Services Holding, Inc., 9.00%, 02/15/33(a)	USD18	18,000
United Rentals North America, Inc., 5.38%, 11/15/33(a)	USD149	148,912
Veritiv Operating Co., 10.50%, 11/30/30(a)	USD21	22,486
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	USD81	85,167
WEX, Inc., 6.50%, 03/15/33(a)(b)	USD76	77,570
Williams Scotsman, Inc.
6.63%, 04/15/30(a)	USD32	33,156
7.38%, 10/01/31(a)(b)	USD39	40,661
		5,736,920
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD14	14,753
CACI International, Inc., 6.38%, 06/15/33(a)	USD77	79,890
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	USD267	271,976
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	USD28	28,663
KBR, Inc., 4.75%, 09/30/28(a)	USD58	57,258
McAfee Corp., 7.38%, 02/15/30(a)	USD42	33,415
Science Applications International Corp.
4.88%, 04/01/28(a)	USD28	27,929
5.88%, 11/01/33(a)	USD48	48,378
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(a)	USD56	57,690
		619,952
Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(b)	USD64	62,946
Distribution & Wholesale — 0.1%
Gates Corp./DE, 6.88%, 07/01/29(a)	USD38	39,502
Resideo Funding, Inc.
4.00%, 09/01/29(a)(b)	USD41	39,494
6.50%, 07/15/32(a)	USD27	27,426
		106,422
Diversified Financial Services — 4.3%
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(e)	USD56	55,991
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD39	40,846
7.75%, 04/15/30(a)	USD25	26,311
Bread Financial Holdings, Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(e)	USD12	12,317
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	USD47	47,704
6.75%, 12/01/32(a)	USD14	14,115
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD142	145,370
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	USD62	61,527
8.38%, 04/01/32(a)	USD46	48,120
9.13%, 05/15/31(a)	USD144	152,247
9.25%, 02/01/29(a)	USD30	31,406
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD43	43,699
6.88%, 04/15/29(a)	USD73	75,525
Security	Par (000)	Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD94	$97,614
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(a)	USD12	12,222
6.75%, 05/01/33(a)	USD84	87,372
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD200	200,374
Navient Corp.
7.88%, 06/15/32(b)	USD44	44,410
9.38%, 07/25/30	USD11	11,846
OneMain Finance Corp.
4.00%, 09/15/30	USD69	64,717
5.38%, 11/15/29	USD25	24,934
6.13%, 05/15/30	USD16	16,310
6.50%, 03/15/33	USD194	194,994
6.63%, 05/15/29	USD30	30,923
6.75%, 03/15/32	USD29	29,639
6.75%, 09/15/33(b)	USD150	151,662
7.13%, 11/15/31	USD31	32,123
7.13%, 09/15/32(b)	USD125	129,450
7.50%, 05/15/31	USD11	11,532
7.88%, 03/15/30	USD46	48,524
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	USD69	71,459
8.00%, 08/01/33(a)	USD150	155,535
PennyMac Financial Services, Inc.
6.75%, 02/15/34(a)	USD117	118,069
6.88%, 05/15/32(a)	USD158	161,469
7.13%, 11/15/30(a)	USD42	43,361
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD246	257,814
Rocket Companies, Inc.
6.13%, 08/01/30(a)	USD217	222,167
6.38%, 08/01/33(a)	USD240	248,991
Rocket Cos. Inc
6.50%, 08/01/29(a)	USD73	75,089
7.13%, 02/01/32(a)	USD164	171,378
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)	USD49	48,334
3.88%, 03/01/31(a)	USD2	1,877
4.00%, 10/15/33(a)(b)	USD5	4,591
UWM Holdings LLC
6.25%, 03/15/31(a)	USD95	94,400
6.63%, 02/01/30(a)	USD116	117,001
		3,735,359
Electric — 2.9%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.20%)(e)	USD52	52,725
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD45	46,656
Calpine Corp., 4.50%, 02/15/28(a)	USD2	1,998
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(b)(e)	USD12	12,728
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)	USD43	39,577
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	206,256
Dominion Energy, Inc., 6.63%, 05/15/55, (5-year CMT + 2.21%)(e)	USD14	14,394
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.59%)(e)	USD21	21,971
Lightning Power LLC, 7.25%, 08/15/32(a)	USD31	32,996

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55, (5-year CMT + 2.05%)(e)	USD38	$39,247
6.75%, 06/15/54, (5-year CMT + 2.46%)(e)	USD20	21,251
NRG Energy, Inc.
5.75%, 07/15/29(a)	USD63	62,762
5.75%, 01/15/34(a)	USD122	122,809
6.00%, 02/01/33(a)	USD119	121,283
6.00%, 01/15/36(a)(b)	USD448	452,676
6.25%, 11/01/34(a)	USD147	150,909
10.25%, (5-year CMT + 5.92%)(a)(d)(e)	USD66	72,682
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	USD19	18,817
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	USD13	13,716
TransAlta Corp., 5.88%, 02/01/34	USD46	46,037
Vistra Corp.
7.00%, (5-year CMT + 5.74%)(a)(b)(d)(e)	USD179	181,707
8.00%, (5-year CMT + 6.93%)(a)(d)(e)	USD27	27,498
Vistra Operations Co. LLC, 6.88%, 04/15/32(a)	USD98	102,972
VoltaGrid LLC, 7.38%, 11/01/30(a)(b)	USD372	376,766
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(a)	USD175	178,386
8.38%, 01/15/31(a)(b)	USD114	119,748
8.63%, 03/15/33(a)	USD10	10,491
		2,549,058
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
6.38%, 03/15/33(a)	USD14	14,578
6.63%, 03/15/32(a)	USD14	14,628
		29,206
Electronics — 0.5%
Coherent Corp., 5.00%, 12/15/29(a)	USD54	53,777
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	USD51	47,793
4.38%, 02/15/30(a)	USD83	81,160
6.63%, 07/15/32(a)	USD200	208,928
		391,658
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)	USD130	133,172
Arcosa, Inc.
4.38%, 04/15/29(a)	USD44	43,253
6.88%, 08/15/32(a)	USD8	8,427
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)	USD128	122,719
Dycom Industries, Inc., 4.50%, 04/15/29(a)	USD21	20,671
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(a)	USD37	37,190
		365,432
Entertainment — 1.9%
Boyne USA, Inc., 4.75%, 05/15/29(a)	USD40	39,471
Caesars Entertainment, Inc.
6.50%, 02/15/32(a)	USD158	161,559
7.00%, 02/15/30(a)	USD37	38,207
Churchill Downs, Inc.
5.75%, 04/01/30(a)	USD161	161,873
6.75%, 05/01/31(a)	USD147	151,459
Cinemark USA, Inc., 7.00%, 08/01/32(a)(b)	USD12	12,417
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD76	77,285
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International, Inc.
6.25%, 10/01/33(a)	USD80	$81,000
7.50%, 09/01/31(a)	USD18	18,836
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD14	13,805
4.75%, 10/15/27(a)(b)	USD23	22,993
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD18	17,682
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD61	63,602
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	USD95	60,961
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	USD27	27,482
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	USD28	28,424
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)	USD43	39,238
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 04/15/27	USD9	9,001
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	USD25	25,511
Vail Resorts, Inc.
5.63%, 07/15/30(a)	USD31	31,484
6.50%, 05/15/32(a)	USD36	37,309
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD68	72,238
Warnermedia Holdings, Inc., 5.05%, 03/15/42	USD397	278,892
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD44	44,131
6.25%, 03/15/33(a)	USD158	160,975
		1,675,835
Environmental Control — 1.0%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	USD22	22,527
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	USD128	128,295
GFL Environmental, Inc.
4.00%, 08/01/28(a)	USD50	49,209
4.38%, 08/15/29(a)	USD36	35,263
4.75%, 06/15/29(a)	USD2	1,987
6.75%, 01/15/31(a)	USD5	5,231
Madison IAQ LLC
4.13%, 06/30/28(a)	USD12	11,856
5.88%, 06/30/29(a)	USD161	160,800
Waste Pro USA, Inc., 7.00%, 02/01/33(a)	USD440	452,041
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD11	11,446
		878,655
Food — 1.6%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/31(a)	USD33	33,058
5.75%, 03/31/34(a)(b)	USD124	121,951
6.25%, 03/15/33(a)	USD118	120,490
Albertsons Companies, Inc., 5.63%, 03/31/32(a)	USD32	31,968
B&G Foods, Inc., 8.00%, 09/15/28(a)	USD16	15,100

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash or 9.50% PIK)(a)(c)	USD288	$306,782
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	USD59	58,700
7.63%, 07/01/29(a)	USD104	108,165
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	120,961
Fiesta Purchaser, Inc.
7.88%, 03/01/31(a)	USD11	11,313
9.63%, 09/15/32(a)	USD12	12,139
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	USD23	24,099
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD26	25,100
4.38%, 01/31/32(a)	USD29	27,629
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD10	9,792
6.13%, 09/15/32(a)	USD40	41,082
Post Holdings, Inc.
4.50%, 09/15/31(a)	USD31	29,368
6.38%, 03/01/33(a)(b)	USD47	47,360
6.50%, 03/15/36(a)	USD122	122,110
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD19	18,312
U.S. Foods, Inc., 4.75%, 02/15/29(a)	USD33	32,868
United Natural Foods, Inc., 6.75%, 10/15/28(a)	USD47	47,083
		1,365,430
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD24	23,987
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(e)	USD33	34,321
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD19	20,364
		54,685
Health Care - Products — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28(a)	USD91	90,300
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD195	203,288
Hologic, Inc., 3.25%, 02/15/29(a)	USD3	2,989
Insulet Corp., 6.50%, 04/01/33(a)	USD28	29,140
Medline Borrower LP, 5.25%, 10/01/29(a)	USD301	301,520
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)(b)	USD76	78,440
Neogen Food Safety Corp., 8.63%, 07/20/30(a)	USD39	41,576
		747,253
Health Care - Services — 2.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(a)(b)	USD15	14,817
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(b)	USD98	95,546
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	USD58	52,029
5.25%, 05/15/30(a)	USD228	214,984
9.75%, 01/15/34(a)	USD379	395,139
10.88%, 01/15/32(a)	USD54	58,133
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(b)	USD58	60,726
DaVita, Inc.
6.75%, 07/15/33(a)	USD11	11,290
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 09/01/32(a)	USD2	$2,060
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	USD20	20,347
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	USD24	22,666
HealthEquity, Inc., 4.50%, 10/01/29(a)	USD93	90,652
IQVIA, Inc., 6.25%, 06/01/32(a)	USD102	105,973
LifePoint Health, Inc.
8.38%, 02/15/32(a)	USD178	193,413
10.00%, 06/01/32(a)	USD57	60,136
11.00%, 10/15/30(a)	USD10	10,906
Molina Healthcare, Inc.
6.25%, 01/15/33(a)(b)	USD17	17,120
6.50%, 02/15/31(a)	USD107	109,659
Option Care Health, Inc., 4.38%, 10/31/29(a)	USD30	29,358
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	USD18	18,743
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	USD34	35,775
Star Parent, Inc., 9.00%, 10/01/30(a)	USD47	49,607
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	USD321	323,187
Tenet Healthcare Corp.
6.00%, 11/15/33(a)(b)	USD57	58,655
6.75%, 05/15/31	USD84	87,247
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD77	77,337
		2,215,505
Holding Companies - Diversified — 0.6%
Apollo Debt Solutions BDC
5.88%, 08/30/30	USD25	25,192
6.55%, 03/15/32	USD11	11,352
6.70%, 07/29/31	USD14	14,600
Ares Strategic Income Fund
5.15%, 01/15/31(a)	USD33	32,118
5.80%, 09/09/30(a)	USD31	31,100
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(b)	USD11	10,982
Blue Owl Capital Corp., 6.20%, 07/15/30	USD46	46,419
Blue Owl Capital Corp. II, 8.45%, 11/15/26	USD11	11,264
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD42	39,343
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	USD214	211,708
9.75%, 01/15/29(b)	USD58	58,353
10.00%, 11/15/29(a)	USD49	49,460
		541,891
Home Builders — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD39	37,354
6.88%, 08/01/33(a)	USD23	23,205
Beazer Homes USA, Inc., 5.88%, 10/15/27	USD16	15,938
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD136	131,693
Century Communities, Inc., 6.63%, 09/15/33(a)	USD33	33,422
Empire Communities Corp., 9.75%, 05/01/29(a)	USD12	12,400
Installed Building Products, Inc., 5.63%, 02/01/34(a)	USD48	48,276
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)	USD170	174,159
8.38%, 10/01/33(a)	USD62	63,364

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
LGI Homes, Inc., 7.00%, 11/15/32(a)(b)	USD36	$35,111
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD26	25,388
6.00%, 12/15/33(a)	USD15	14,739
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	USD13	13,541
9.25%, 10/01/29(a)	USD81	85,352
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD28	29,444
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(a)	USD22	22,581
		765,967
Home Furnishings — 0.0%
Somnigroup International, Inc., 4.00%, 04/15/29(a)	USD39	37,836
Housewares — 0.1%
Newell Brands, Inc., 8.50%, 06/01/28(a)	USD23	24,114
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	USD18	17,724
		41,838
Insurance — 6.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD155	153,086
5.88%, 11/01/29(a)	USD139	138,560
6.75%, 10/15/27(a)	USD20	20,057
6.75%, 04/15/28(a)	USD30	30,496
7.00%, 01/15/31(a)	USD207	214,609
7.38%, 10/01/32(a)	USD208	215,325
AmWINS Group, Inc.
4.88%, 06/30/29(a)	USD18	17,760
6.38%, 02/15/29(a)	USD17	17,443
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)	USD87	88,703
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	USD87	88,320
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD600	620,267
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD200	206,244
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	USD285	297,769
8.38%, 02/01/34(a)	USD190	192,082
Corebridge Financial, Inc., 6.38%, 09/15/54, (5-year CMT + 2.65%)(e)	USD38	38,823
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD200	206,854
8.13%, 02/15/32(a)	USD200	203,787
HUB International Ltd.
7.25%, 06/15/30(a)	USD465	485,160
7.38%, 01/31/32(a)	USD914	957,420
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)	USD153	149,134
8.50%, 03/15/30(a)	USD69	72,146
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD554	570,579
Ryan Specialty LLC
4.38%, 02/01/30(a)	USD18	17,536
5.88%, 08/01/32(a)	USD48	48,797
USI, Inc./New York, 7.50%, 01/15/32(a)	USD187	195,765
		5,246,722
Security	Par (000)	Value
Internet — 2.4%
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD1,497	$1,558,701
Getty Images, Inc.
10.50%, 11/15/30(a)	USD40	40,503
11.25%, 02/21/30(a)(b)	USD29	25,958
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD13	11,772
4.13%, 08/01/30(a)	USD34	32,047
6.13%, 09/15/33(a)	USD85	85,316
Snap, Inc.
6.88%, 03/01/33(a)(b)	USD160	164,185
6.88%, 03/15/34(a)	USD177	180,739
		2,099,221
Iron & Steel — 0.5%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD112	113,039
Carpenter Technology Corp., 5.63%, 03/01/34(a)	USD60	60,886
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(a)	USD70	72,745
Commercial Metals Co.
5.75%, 11/15/33(a)	USD69	70,152
6.00%, 12/15/35(a)(b)	USD96	98,084
		414,906
Leisure Time — 1.2%
Acushnet Co., 5.63%, 12/01/33(a)(b)	USD23	23,216
Carnival Corp.
5.75%, 08/01/32(a)	USD61	62,649
5.88%, 06/15/31(a)	USD34	35,145
6.13%, 02/15/33(a)	USD109	112,129
Carnival PLC, 4.13%, 07/15/31(a)	EUR100	120,608
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD57	59,504
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	USD46	37,006
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD8	8,022
6.25%, 09/15/33(a)(b)	USD229	230,265
6.75%, 02/01/32(a)	USD57	58,414
Sabre GLBL, Inc., 10.75%, 03/15/30(a)	USD28	22,470
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD147	149,027
9.13%, 07/15/31(a)	USD73	77,860
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD17	17,001
		1,013,316
Lodging — 1.0%
Hilton Domestic Operating Co., Inc.
5.50%, 03/31/34(a)	USD77	77,371
5.75%, 09/15/33(a)	USD9	9,169
5.88%, 03/15/33(a)	USD47	48,228
6.13%, 04/01/32(a)	USD23	23,757
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD200	197,840
MGM Resorts International, 6.13%, 09/15/29	USD51	52,163
Station Casinos LLC
4.50%, 02/15/28(a)	USD36	35,836
6.63%, 03/15/32(a)	USD54	55,233
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD392	391,290
		890,887
Machinery — 1.1%
ATS Corp., 4.13%, 12/15/28(a)	USD39	38,050
Chart Industries, Inc., 7.50%, 01/01/30(a)	USD28	29,133
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)	USD46	46,239
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	USD189	188,395

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Esab Corp., 6.25%, 04/15/29(a)	USD24	$24,661
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)	USD86	86,252
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	USD19	20,636
Terex Corp.
5.00%, 05/15/29(a)	USD8	7,975
6.25%, 10/15/32(a)(b)	USD72	73,722
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD375	375,109
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD42	41,360
		931,532
Manufacturing — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(a)	USD19	19,664
Avient Corp., 6.25%, 11/01/31(a)	USD25	25,703
Axon Enterprise, Inc., 6.25%, 03/15/33(a)	USD16	16,578
Enpro, Inc., 6.13%, 06/01/33(a)	USD25	25,707
		87,652
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD235	215,153
4.25%, 01/15/34(a)(b)	USD214	180,764
4.50%, 05/01/32	USD27	24,229
4.50%, 06/01/33(a)	USD72	62,998
4.75%, 03/01/30(a)	USD140	133,742
4.75%, 02/01/32(a)(b)	USD76	69,417
6.38%, 09/01/29(a)	USD19	19,182
7.00%, 02/01/33(a)	USD68	68,657
7.38%, 02/01/36(a)	USD215	215,258
CSC Holdings LLC
5.50%, 04/15/27(a)	USD213	188,003
11.25%, 05/15/28(a)	USD200	160,297
Directv Financing LLC, 8.88%, 02/01/30(a)	USD182	184,277
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD67	67,326
10.00%, 02/15/31(a)	USD82	84,467
DISH DBS Corp.
5.25%, 12/01/26(a)	USD162	157,442
5.75%, 12/01/28(a)	USD176	170,320
DISH Network Corp., 11.75%, 11/15/27(a)	USD282	291,858
Gray Media, Inc.
7.25%, 08/15/33(a)(b)	USD153	156,637
9.63%, 07/15/32(a)	USD101	104,126
Gray Television, Inc., 10.50%, 07/15/29(a)(b)	USD12	12,889
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	USD22	21,168
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)	USD151	156,197
Sirius XM Radio LLC
3.13%, 09/01/26(a)	USD71	70,573
4.00%, 07/15/28(a)	USD25	24,421
5.00%, 08/01/27(a)	USD56	55,903
Univision Communications, Inc.
8.00%, 08/15/28(a)	USD240	247,679
8.50%, 07/31/31(a)	USD88	91,771
9.38%, 08/01/32(a)	USD144	155,039
Versant Media Group, Inc., 7.25%, 01/30/31(a)	USD27	27,669
		3,417,462
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(a)	USD15	15,337
Security	Par (000)	Value
Mining — 2.2%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD25	$26,476
11.50%, 10/01/31(a)	USD242	266,663
Constellium SE, 6.38%, 08/15/32(a)	USD250	258,536
ERO Copper Corp., 6.50%, 02/15/30(a)(b)	USD165	166,287
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	USD200	209,750
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	USD133	128,395
5.88%, 03/01/34(a)	USD237	238,762
New Gold, Inc., 6.88%, 04/01/32(a)	USD90	95,618
Novelis Corp.
3.88%, 08/15/31(a)	USD129	118,044
4.75%, 01/30/30(a)	USD12	11,625
6.38%, 08/15/33(a)	USD320	325,963
6.88%, 01/30/30(a)	USD58	60,114
		1,906,233
Office & Business Equipment — 0.1%
GROUP LABL, Inc.
5.88%, 11/01/28	USD18	9,180
8.63%, 10/01/31	USD28	14,280
Zebra Technologies Corp., 6.50%, 06/01/32(a)	USD35	36,051
		59,511
Oil & Gas — 2.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD47	49,458
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD15	15,102
6.63%, 07/15/33(a)	USD26	26,923
Caturus Energy LLC, 8.50%, 02/15/30(a)	USD185	192,887
Chord Energy Corp., 6.75%, 03/15/33(a)	USD18	18,660
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD113	117,438
Civitas Resources, Inc.
8.38%, 07/01/28(a)	USD12	12,352
8.75%, 07/01/31(a)(b)	USD29	30,460
CNX Resources Corp., 7.25%, 03/01/32(a)	USD13	13,601
Comstock Resources, Inc.
5.88%, 01/15/30(a)	USD67	65,372
6.75%, 03/01/29(a)	USD188	188,845
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD120	119,026
8.38%, 01/15/34(a)(b)	USD58	58,549
9.75%, 10/15/30(a)	USD59	62,748
CVR Energy, Inc.
7.50%, 02/15/31(a)	USD28	27,941
7.88%, 02/15/34(a)	USD20	19,838
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	USD37	37,902
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD26	27,647
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	USD22	22,688
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD42	42,010
6.25%, 04/15/32(a)	USD1	959
6.88%, 05/15/34(a)	USD21	20,238
7.25%, 02/15/35(a)(b)	USD23	22,256
8.38%, 11/01/33(a)	USD84	87,211
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	USD21	21,807

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Matador Resources Co.
6.50%, 04/15/32(a)	USD51	$51,931
6.88%, 04/15/28(a)	USD26	26,566
Nabors Industries, Inc., 7.63%, 11/15/32(a)	USD27	27,505
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD9	9,382
Northern Oil & Gas, Inc., 7.88%, 10/15/33(a)	USD71	71,683
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(b)	USD35	35,047
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD17	17,057
6.25%, 02/01/33(a)	USD82	84,472
7.00%, 01/15/32(a)	USD40	41,932
Sunoco LP
5.63%, 03/15/31(a)	USD24	24,147
5.88%, 03/15/34(a)	USD24	24,064
6.25%, 07/01/33(a)	USD27	27,697
6.63%, 08/15/32(a)	USD31	31,971
7.88%, , (5-year CMT + 4.23%)(a)(d)(e)	USD399	410,982
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD48	47,499
Transocean International Ltd.
7.88%, 10/15/32(a)	USD37	39,029
8.25%, 05/15/29(a)	USD20	20,377
8.50%, 05/15/31(a)(b)	USD45	45,805
8.75%, 02/15/30(a)	USD36	37,528
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD2	2,477
Valaris Ltd., 8.38%, 04/30/30(a)	USD33	34,482
Vital Energy, Inc., 7.88%, 04/15/32(a)	USD40	39,797
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	USD92	93,268
		2,546,616
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 02/01/34(a)	USD67	66,950
6.25%, 04/01/28(a)	USD92	92,232
6.63%, 09/01/32(a)	USD123	127,501
Enerflex, Inc., 6.88%, 01/15/31(a)	USD21	21,703
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	USD98	100,380
6.75%, 10/01/35(a)	USD133	137,426
7.25%, 02/15/29(a)	USD90	93,349
Oceaneering International, Inc., 6.00%, 02/01/28	USD27	27,434
Tidewater, Inc., 9.13%, 07/15/30(a)	USD34	36,777
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD201	203,612
7.13%, 03/15/29(a)	USD77	79,727
Weatherford International Ltd., 6.75%, 10/15/33(a)	USD175	181,253
		1,168,344
Packaging & Containers — 2.6%
Ardagh Group SA
9.50%, 12/01/30(a)	USD158	171,002
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(a)(c)	USD200	189,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	USD349	331,516
Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp., 5.50%, 09/15/33	USD27	$27,443
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD28	28,247
6.75%, 04/15/32(a)	USD238	239,857
6.88%, 01/15/30(a)	USD143	144,859
Crown Americas LLC, 5.88%, 06/01/33(a)	USD86	87,963
Group Multi Color LABL, Inc., 9.50%, 11/01/28	USD93	47,430
Mauser Packaging Solut, 9.25%, 04/15/30(a)	USD45	44,267
Mauser Packaging Solut SR, 7.88%, 04/15/30(a)	USD602	613,288
Sealed Air Corp.
4.00%, 12/01/27(a)	USD12	11,954
6.50%, 07/15/32(a)	USD10	10,381
7.25%, 02/15/31(a)	USD6	6,248
Silgan Holdings, Inc., 4.25%, 02/15/31(a)	EUR100	119,788
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)	USD180	192,073
		2,265,316
Pharmaceuticals — 1.6%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD800	821,006
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD29	30,536
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	USD28	25,900
11.00%, 09/30/28(a)	USD363	377,367
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD107	106,210
		1,361,019
Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	USD40	41,552
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	USD59	61,483
Buckeye Partners LP
5.60%, 10/15/44	USD28	25,350
6.75%, 02/01/30(a)	USD10	10,478
6.88%, 07/01/29(a)	USD5	5,198
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	USD23	22,346
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD250	248,605
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	USD48	49,360
Enbridge, Inc.
7.20%, 06/27/54, (5-year CMT + 2.97%)(e)	USD28	29,842
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)(e)	USD32	33,989
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(e)	USD45	46,501
8.00%, 05/15/54, (5-year CMT + 4.02%)(e)	USD60	64,116
Series G, 7.13%, (5-year CMT + 5.31%)(d)(e)	USD58	59,907
Series H, 6.50%, (5-year CMT + 5.69%)(d)(e)	USD63	63,291
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	USD10	10,437
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(a)	USD19	19,462
Harvest Midstream I LP, 7.50%, 05/15/32(a)	USD18	18,801
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD19	18,559
6.50%, 06/01/29(a)	USD39	40,365
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD78	80,059
7.38%, 07/15/32(a)	USD14	14,788

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD144	$138,829
Kinetik Holdings LP, 5.88%, 06/15/30(a)(b)	USD15	15,179
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD84	87,169
8.38%, 02/15/32(a)	USD133	139,206
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	USD27	27,470
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD32	33,190
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD23	22,992
7.38%, 02/15/29(a)	USD160	165,868
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	USD16	16,599
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	USD4	4,025
8.38%, 06/01/31(a)(b)	USD105	107,396
9.00%, (5-year CMT + 5.44%)(a)(b)(d)(e)	USD310	272,714
9.50%, 02/01/29(a)(b)	USD216	230,012
9.88%, 02/01/32(a)(b)	USD116	122,646
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	USD147	151,307
6.50%, 01/15/34(a)	USD138	143,216
6.75%, 01/15/36(a)	USD378	396,242
7.50%, 05/01/33(a)	USD55	60,300
7.75%, 05/01/35(a)	USD58	64,676
		3,163,525
Real Estate — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD31	31,411
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD21	22,921
CoreLogic, Inc., 4.50%, 05/01/28(a)	USD257	252,200
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(b)	USD42	44,762
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD33	34,298
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	USD35	33,147
		418,739
Real Estate Investment Trusts — 2.4%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27(a)(b)	USD44	43,417
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD53	52,331
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	USD26	26,779
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	USD23	21,997
Iron Mountain, Inc.
4.75%, 01/15/34(a)	EUR100	115,656
5.25%, 07/15/30(a)	USD7	6,931
5.63%, 07/15/32(a)	USD106	104,672
6.25%, 01/15/33(a)(b)	USD8	8,084
Millrose Properties, Inc.
6.25%, 09/15/32(a)	USD178	180,008
6.38%, 08/01/30(a)	USD106	108,193
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	USD287	307,479
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD47	$48,423
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	USD18	18,402
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD18	17,739
6.50%, 04/01/32(a)	USD45	46,537
6.50%, 06/15/33(a)	USD248	257,075
RLJ Lodging Trust, 4.00%, 09/15/29(a)	USD20	18,979
SBA Communications Corp., 3.13%, 02/01/29	USD43	41,070
Service Properties Trust
0.00%, 09/30/27(a)(f)	USD114	103,200
8.63%, 11/15/31(a)	USD318	333,989
8.88%, 06/15/32(b)	USD86	85,361
Starwood Property Trust, Inc.
6.00%, 04/15/30(a)	USD24	24,669
6.50%, 07/01/30(a)	USD18	18,745
6.50%, 10/15/30(a)	USD73	76,025
7.25%, 04/01/29(a)	USD30	31,639
XHR LP, 6.63%, 05/15/30(a)(b)	USD18	18,590
		2,115,990
Retail — 2.0%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)(b)	USD27	27,458
Asbury Automotive Group, Inc., 5.00%, 02/15/32(a)	USD23	22,351
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	122,434
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
4.00%, 10/15/30(a)	USD43	41,027
4.38%, 01/15/28(a)	USD12	11,929
Carvana Co.
9.00%, 06/01/31, (9 % Cash)(a)(c)	USD361	397,083
13.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(a)(c)	USD129	134,886
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	USD37	39,539
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD35	36,180
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	USD51	49,323
6.75%, 01/15/30(a)	USD32	30,261
Group 1 Automotive, Inc., 6.38%, 01/15/30(a)	USD24	24,637
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD17	16,752
8.25%, 08/01/31(a)	USD25	26,336
Lithia Motors, Inc., 5.50%, 10/01/30(a)	USD33	33,147
QXO Building Products, Inc., 6.75%, 04/30/32(a)	USD233	240,102
Staples, Inc., 10.75%, 09/01/29(a)	USD36	35,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD36	34,576
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	USD434	450,788
		1,774,184
Semiconductors — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	USD15	15,287
Software — 3.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	USD703	681,800
Capstone Borrower, Inc., 8.00%, 06/15/30(a)	USD179	170,274

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	USD14	$10,880
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	USD102	78,162
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	USD179	177,884
8.25%, 06/30/32(a)	USD37	37,632
9.00%, 09/30/29(a)	USD494	498,827
CoreWeave, Inc., 9.25%, 06/01/30(a)(b)	USD91	89,580
Elastic NV, 4.13%, 07/15/29(a)	USD48	46,112
Electronic Arts, Inc., 2.95%, 02/15/51	USD32	29,718
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)	USD76	74,788
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD60	59,006
6.00%, 05/15/33(a)	USD218	222,128
Oracle Corp., 5.20%, 09/26/35	USD108	102,924
Playtika Holding Corp., 4.25%, 03/15/29(a)	USD18	15,634
SS&C Technologies, Inc., 6.50%, 06/01/32(a)	USD67	69,172
Twilio, Inc., 3.63%, 03/15/29	USD49	46,922
UKG, Inc., 6.88%, 02/01/31(a)	USD263	262,788
		2,674,231
Telecommunications — 7.2%
Altice France SA
6.50%, 10/15/31(a)	USD19	18,332
6.50%, 04/15/32(a)	USD258	252,473
6.88%, 10/15/30(a)	USD13	12,941
6.88%, 07/15/32(a)	USD201	196,323
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD53	55,053
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD177	182,383
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	USD200	207,964
EchoStar Corp.
6.75%, 11/30/30, (6.75 % Cash)(c)	USD594	604,591
10.75%, 11/30/29	USD155	169,847
Fibercop SpA, Series 2034, 6.00%, 09/30/34(a)	USD200	194,218
Flash Compute LLC, 7.25%, 12/31/30(a)	USD209	209,709
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD132	132,004
5.88%, 11/01/29	USD51	51,046
6.00%, 01/15/30(a)	USD66	66,579
6.75%, 05/01/29(a)	USD31	31,109
8.63%, 03/15/31(a)	USD140	146,369
8.75%, 05/15/30(a)	USD180	185,614
Iliad Holding SAS, 7.00%, 04/15/32(a)	USD200	204,992
Level 3 Financing, Inc.
3.63%, 01/15/29(a)	USD17	15,770
6.88%, 06/30/33(a)	USD445	458,658
7.00%, 03/31/34(a)	USD533	552,084
8.50%, 01/15/36(a)	USD430	440,206
Lumen Technologies, Inc., 10.00%, 10/15/32(a)(b)	USD60	59,719
Sable International Finance Ltd., 7.13%, 10/15/32(a)	USD200	202,574
Telecom Italia Capital SA, 7.72%, 06/04/38	USD93	103,902
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Series Feb, 8.63%, 06/15/32(a)	USD136	137,020
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	USD52	49,425
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD200	180,939
4.75%, 07/15/31(a)	USD200	182,751
Windstream Services LLC, 7.50%, 10/15/33(a)	USD95	98,083
Security	Par (000)	Value
Telecommunications (continued)
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD403	$422,153
WULF Compute LLC, 7.75%, 10/15/30(a)	USD288	300,390
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (9.25 % Cash)(a)(c)	USD176	171,799
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(c)	USD43	39,643
		6,336,663
Transportation — 0.2%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)	USD60	61,768
Rand Parent LLC, 8.50%, 02/15/30(a)	USD39	40,755
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	USD10	10,564
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD36	37,739
		150,826
Trucking & Leasing — 0.9%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD58	58,056
5.88%, 04/15/33(a)(b)	USD280	283,886
7.00%, 05/01/31(a)	USD161	169,399
7.00%, 06/15/32(a)	USD135	142,079
7.88%, 12/01/30(a)	USD99	104,970
		758,390
Total Corporate Bonds & Notes — 85.9% (Cost: $73,805,364)		75,102,511
Fixed Rate Loan Interests
Computers — 0.7%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31	199	194,990
X Corp., 2025 Term Loan, 9.50%, 10/26/29	356	367,498
		562,488
Software — 0.2%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31	202	188,139
Total Fixed Rate Loan Interests — 0.9% (Cost: $764,716)		750,627
Floating Rate Loan Interests
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.79%, 08/23/28(e)	$104	103,693
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.27%, 06/18/29(e)	61	56,798
Neptune Bidco U.S., Inc.
2026 USD Term Loan B, 01/28/33(e)(g)	37	36,383
2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.00%), 8.77%, 04/11/29(e)	49	48,751
Summer BC Holdco B Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.93%, 02/15/29(e)	24	21,905
		267,530

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense — 0.1%
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 02/26/32(e)	$0 (h)	$423
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.36%, 02/26/32(e)	44	43,938
Propulsion (BC) Finco S.a.r.l., 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/01/32(e)	35	34,802
		79,163
Auto Parts & Equipment — 0.2%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32(e)	54	53,882
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.74%, 11/17/28(e)	4	4,130
2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 8.99%, 11/17/28(e)	73	71,788
		129,800
Building Materials — 0.1%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32(e)	8	8,066
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30(e)	17	16,627
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 08/05/31(e)	23	22,647
		47,340
Chemicals — 0.3%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.75%), 11.52%, 11/24/28(e)	29	25,955
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 7.77%, 11/24/27(e)	10	9,261
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29(e)	113	105,617
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.93%), 7.70%, 07/03/28(e)	43	36,236
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/03/32(e)	76	74,702
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.00%, 04/08/31(e)	9	6,741
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/19/32(e)	25	24,823
		283,335
Commercial Mbs — 0.0%
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31(e)	34	34,037
Security	Par (000)	Value
Commercial Services — 0.3%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32(e)	$12	$11,572
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32(e)	73	73,374
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/31(e)	38	36,178
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.57%, 02/23/29(e)	42	38,667
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 5.75% and 3.75% PIK), 13.17%, 07/31/30(c)(e)	60	56,699
Jupiter Buyer, Inc.
2024 Delayed Draw Term Loan B, 11/01/31(e)(g)	1	1,089
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 11/01/31(e)	9	9,368
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31(e)	51	50,753
		277,700
Computers — 0.0%
Amentum Holdings Inc, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31(e)	8	7,527
Cubic Corp.
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.00%), 4.93%, 05/25/29(e)	9	1,935
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29(e)	65	13,335
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/27/31(e)(i)	5	5,018
		27,815
Cosmetics & Personal Care — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 12/15/32(e)(i)	17	17,064
Diversified Financial Services — 0.0%
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32(e)	13	12,992
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(e)	20	19,954
		32,946
Electric — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 12/02/31(e)	46	45,673
Electronics — 0.2%
LSF12 Helix Parent LLC, USD Term Loan B, 01/21/33(e)(g)	80	79,700

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32(e)	$23	$22,952
Resilience Parent LLC, 1st Lien Term Loan, 01/21/33(e)(g)	59	58,926
		161,578
Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.35%, 08/01/30(e)	10	8,522
Entertainment — 0.1%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.01%, 07/22/30(e)	32	32,166
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29(e)	15	14,947
		47,113
Health Care - Products — 0.2%
Hologic, Inc., 2026 USD Term Loan B, 01/14/33(e)(g)	139	137,941
Health Care - Services — 0.4%
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31(e)	133	133,919
LifePoint Health, Inc.
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 05/19/31(e)	54	54,154
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31(e)	80	79,863
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/27/30(e)	71	70,727
		338,663
Holding Companies - Diversified — 0.0%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31(e)	7	6,963
Housewares — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32(e)	9	9,240
Springs Windows Fashion LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29(e)	11	11,392
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29(e)	6	5,696
		26,328
Insurance — 0.2%
Ardonagh Group Finco Pty Ltd, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31(e)	71	70,607
Security	Par (000)	Value
Insurance (continued)
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30(e)	$25	$24,761
CRC Insurance Group LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 05/06/32(e)	30	29,976
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 04/18/30(e)	5	4,968
Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33(e)	44	44,405
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31(e)	7	6,941
		181,658
Internet — 0.1%
MH Sub I LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 05/03/28(e)	10	9,192
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/31/28(e)	9	8,904
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30(e)	26	25,563
		43,659
Leisure Time — 0.0%
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 11/15/29(e)	9	7,065
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 11/15/29(e)	5	3,853
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 10.02%, 07/30/29(e)	5	4,234
		15,152
Machinery — 0.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.42%, 06/23/30(e)	7	7,010
Manufacturing — 0.1%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33(e)	60	59,813
Potters Industries, LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32(e)	20	19,969
		79,782
Media — 0.3%
Coral-US Co-Borrower LLC, 2025 Term Loan B7, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/32(e)	35	34,261
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27(e)	53	47,095

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31(e)	$85	$85,226
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.00%), 6.81%, 12/01/28(e)	18	17,538
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.95%, 06/04/29(e)	0 (h)	163
Numericable US LLC, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31(e)	50	50,796
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 8.79%, 09/25/29(c)(e)	65	55,791
		290,870
Packaging & Containers — 0.2%
BradyPlus Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/29/32(e)	86	85,427
LABL, Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.77%, 10/30/28(e)	36	16,480
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 04/15/30(e)	73	71,110
		173,017
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 08/01/32(e)	100	99,999
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31(e)	25	24,832
		124,831
Real Estate — 0.0%
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 10.29%, 06/04/29(e)(i)	30	29,625
Retail — 0.3%
Boots Group Bidco Ltd. (The), USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 08/30/32(e)	185	185,463
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29(e)	60	59,604
		245,067
Semiconductors — 0.0%
Gryphon Acquire Newco LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32(e)	31	30,898
Software — 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29(e)	77	75,588
Boxer Parent Co., Inc.
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 07/30/31(e)	87	83,439
Security	Par (000)	Value
Software (continued)
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.42%, 07/30/32(e)	$31	$29,166
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 07/06/29(e)	20	16,083
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.29%, 06/02/28(e)	68	67,692
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31(e)	16	15,521
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32(e)	60	58,575
Finastra USA, Inc.
2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/15/32(e)(i)	71	62,403
2025 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 10.72%, 09/15/33(e)(i)	14	12,135
		420,602
Telecommunications — 0.6%
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.02%, 08/06/32(e)	91	91,081
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32(e)	116	116,029
Windstream Services LLC
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32(e)(i)	43	43,000
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.52%, 10/01/31(e)(i)	38	38,223
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.29%, 03/11/30(c)(e)	285	274,304
		562,637
Water — 0.1%
Azuria Water Solutions, Inc.
2026 Term Loan B, 01/27/33(e)(g)(i)	38	38,004
2026 Delayed Draw Term Loan, 01/27/33(e)(g)(i)	5	5,067
		43,071
Total Floating Rate Loan Interests — 4.8% (Cost: $4,314,677)		4,217,390
	Shares
Common Stocks
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	2,037	38,338
Food Products — 0.1%
Lamb Weston Holdings, Inc.	975	44,782

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.1%
Constellium SE, Class A(j)	5,329	$119,743
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP	8,735	161,161
Enterprise Products Partners LP	1,830	60,737
		221,898
Specialized REITs — 0.2%
VICI Properties, Inc., Class A	5,932	166,571
Total Common Stocks — 0.7% (Cost $554,195)		591,332
Investment Companies
Exchange Traded Funds — 2.3%
iShares Broad USD High Yield Corporate Bond ETF(b)(k)	43,000	1,618,520
SPDR Blackstone Senior Loan ETF	8,800	360,448
		1,978,968
Total Investment Companies — 2.3% (Cost $1,982,190)		1,978,968
Preferred Stocks
Financial Services — 0.0%
Shift4 Payments, Inc., 6.00%(l)	213	16,005
Insurance — 0.4%
Alliant Cali, Inc., NVS, (Acquired 09/25/24, Cost $327,020)(i)(m)	332	352,518
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.50%(l)	1,367	91,370
Total Preferred Stocks — 0.5% (Cost $420,355)		459,893
Total Long-Term Investments — 95.5% (Cost: $82,233,962)		83,486,726
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(k)(n)(o)	6,998,421	$7,001,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(n)	3,310,000	3,310,000
Total Short-Term Securities — 11.8% (Cost: $10,311,308)		10,311,921
Total Investments — 107.3% (Cost: $92,545,270)		93,798,647
Liabilities in Excess of Other Assets — (7.3)%		(6,368,656)
Net Assets — 100.0%		$87,429,991

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Zero-coupon bond.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rounds to less than 1,000.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Convertible security.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $352,518, representing 0.4% of its net assets as of period end, and an original cost of $327,020.

(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,593,995	$—	$(592,115)(a)	$22	$19	$7,001,921	6,998,421	$4,671 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,580,000	—	(270,000)(a)	—	—	3,310,000	3,310,000	32,511	—
iShares Broad USD High Yield Corporate Bond ETF	1,615,940	—	—	—	2,580	1,618,520	43,000	27,496	—
				$22	$2,599	$11,930,441		$64,678	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	10	03/20/26	$1,141	$10,999
Long U.S. Treasury Bond	6	03/20/26	689	10,385
				$21,384
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	872,962	EUR	739,000	Morgan Stanley & Co. International PLC	03/18/26	$(4,788)
						$(4,788)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V2	5.00%	Quarterly	12/20/30	B	USD	2,525	$226,025	$175,932	$50,093
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,050	$15,947	$(4,559)	$20,506
1-day SOFR, 3.68%	At Termination	Markit iBoxx $ Liquid High Yield Index	Quarterly	BNP Paribas S.A.	N/A	09/20/26	USD	3,230	29,240	(29,161)	58,401
1-day SOFR, 3.68%	At Termination	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	16	145	(142)	287
1-day SOFR, 3.68%	At Termination	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	19	141	(185)	326
									$45,473	$(34,047)	$79,520
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Active ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$386,005	$—	$386,005
Corporate Bonds & Notes	—	75,102,511	—	75,102,511
Fixed Rate Loan Interests	—	750,627	—	750,627
Floating Rate Loan Interests	—	3,966,851	250,539	4,217,390
Common Stocks	552,994	38,338	—	591,332
Investment Companies	1,978,968	—	—	1,978,968
Preferred Stocks	—	107,375	352,518	459,893
Short-Term Securities
Money Market Funds	10,311,921	—	—	10,311,921
Unfunded Floating Rate Loan Interests(a)	—	10	—	10
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(31)	—	(31)
	$12,843,883	$80,351,686	$603,057	$93,798,626
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$50,093	$—	$50,093
Interest Rate Contracts	21,384	79,520	—	100,904
Liabilities
Foreign Currency Exchange Contracts	—	(4,788)	—	(4,788)
	$21,384	$124,825	$—	$146,209

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts and forward foreign currency exchange contracts.  Swaps and futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate